                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9279

                           Van Kampen Equity Trust II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 5/31/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS   MAY 31, 2005 (UNAUDITED)


                                                                                               NUMBER OF
DESCRIPTION                                                                                     SHARES             VALUE

COMMON STOCKS    94.2%
AUSTRALIA    1.6%
National Australia Bank, Ltd.                                                                      68,110       $  1,619,074
                                                                                                           ------------------

AUSTRIA    0.5%
Telekom Austria, AG                                                                                30,000            559,395
                                                                                                           ------------------

BRAZIL    0.6%
Petroleo Brasileiro SA - ADR                                                                       12,183            575,038
                                                                                                           ------------------

FRANCE    8.3%
BNP Paribas, SA                                                                                    39,139          2,630,563
France Telecom, SA                                                                                 61,391          1,734,943
Schneider Electric, SA                                                                             23,483          1,726,539
Total, SA                                                                                          11,790          2,605,184
                                                                                                           ------------------
                                                                                                                   8,697,229
                                                                                                           ------------------

GERMANY    7.0%
Allianz, AG                                                                                        16,496          1,942,463
BMW, AG                                                                                            18,651            807,507
Deutsche Bank, AG                                                                                  24,553          1,908,126
Deutsche Telekom, AG                                                                               68,249          1,267,917
Siemens, AG                                                                                        19,241          1,404,618
                                                                                                           ------------------
                                                                                                                   7,330,631
                                                                                                           ------------------

HONG KONG    0.7%
Sun Hung Kai Properties, Ltd.                                                                      75,000            713,614
                                                                                                           ------------------

IRELAND    0.6%
Bank of Ireland                                                                                    41,979            635,409
                                                                                                           ------------------

ISRAEL    0.4%
Teva Pharmaceutical Industries, Ltd. - ADR                                                         13,040            435,145
                                                                                                           ------------------

ITALY    3.0%
ENI S.p.A.                                                                                         66,234          1,697,383
UniCredito Italiano S.p.A.                                                                        266,327          1,377,027
                                                                                                           ------------------
                                                                                                                   3,074,410
                                                                                                           ------------------

JAPAN    14.6%
Canon, Inc.                                                                                        47,800          2,585,661
Joyo Bank, Ltd.                                                                                   200,000          1,016,208
Kao Corp.                                                                                          31,000            716,065


Millea Holdings, Inc.                                                                                  80          1,062,768
Shin-Etsu Chemical Co., Ltd.                                                                       37,100          1,368,443
SMC Corp.                                                                                          13,000          1,375,307
Sumitomo Chemical Co., Ltd.                                                                       285,000          1,334,205
Sumitomo Trust and Banking Co., Ltd.                                                              152,000            900,732
Takeda Chemical Industries, Ltd.                                                                   28,500          1,370,751
Tokyo Electric Power Co., Inc.                                                                     59,500          1,394,072
Toyota Motor Corp.                                                                                 59,500          2,108,177
                                                                                                           ------------------
                                                                                                                  15,232,389
                                                                                                           ------------------

NETHERLANDS    12.1%
Aegon, NV                                                                                          74,907            956,574
ASML Holding, NV (a)                                                                              111,645          1,795,111
Koninklijke Ahold, NV (a)                                                                          63,331            477,252
Royal Dutch Petroleum Co.                                                                          46,469          2,704,379
Royal KPN, NV                                                                                      90,345            716,621
Royal Numico NV (a)                                                                                26,262          1,047,023
TNT, NV                                                                                            45,258          1,158,269
VNU, NV                                                                                            60,566          1,645,304
Wolters Kluwer, NV CVA                                                                            118,458          2,078,086
                                                                                                           ------------------
                                                                                                                  12,578,619
                                                                                                           ------------------

REPUBLIC OF KOREA    5.2%
Kookmin Bank                                                                                       14,658            642,144
Kookmin Bank - ADR                                                                                 41,775          1,846,455
Samsung Electronics Co., Ltd.                                                                       4,118          1,987,555
SK Telecom Co., Ltd. - ADR                                                                         46,505            972,885
                                                                                                           ------------------
                                                                                                                   5,449,039
                                                                                                           ------------------

SINGAPORE    0.7%
United Overseas Bank, Ltd.                                                                         84,000            720,453
                                                                                                           ------------------

SPAIN    4.5%
Altadis, SA                                                                                        18,477            757,242
Banco Bilbao Vizcaya Argentaria, SA                                                               187,783          2,943,111
Banco Santander Central Hispano, SA                                                                88,066          1,003,550
                                                                                                           ------------------
                                                                                                                   4,703,903
                                                                                                           ------------------

SWEDEN    2.1%
ForeningsSparbanken AB                                                                             33,507            769,821
Sandvik AB                                                                                         35,240          1,388,410
                                                                                                           ------------------
                                                                                                                   2,158,231
                                                                                                           ------------------

SWITZERLAND    9.0%
Credit Suisse Group                                                                                46,948          1,878,926
Nestle, SA                                                                                          4,229          1,112,741
Novartis, AG                                                                                       67,252          3,280,971
Roche Holding, AG                                                                                   9,676          1,218,792


UBS, AG                                                                                            24,347          1,876,634
                                                                                                           ------------------
                                                                                                                   9,368,064
                                                                                                           ------------------

UNITED KINGDOM    23.3%
3i Group Plc                                                                                       62,410            783,589
BOC Group Plc                                                                                      61,434          1,122,138
BP Plc                                                                                            113,945          1,141,332
Cadbury Schweppes Plc                                                                             169,225          1,646,761
Carnival Plc                                                                                       27,158          1,492,673
GlaxoSmithKline Plc                                                                               158,113          3,903,879
International Power Plc                                                                           297,643          1,048,207
O2 Plc                                                                                            359,584            832,777
Prudential Plc                                                                                    208,532          1,848,829
Reckitt Benckiser Plc                                                                              34,954          1,066,560
Royal Bank of Scotland Group Plc                                                                   66,818          1,961,255
Standard Chartered Plc                                                                             47,059            852,209
Tesco Plc                                                                                         180,945          1,028,740
Vodafone Group Plc                                                                              1,129,581          2,845,651
William Morrison Supermarkets Plc                                                                 787,295          2,702,630
                                                                                                           ------------------
                                                                                                                  24,277,230
                                                                                                           ------------------

TOTAL COMMON STOCKS                                                                                               98,127,873
                                                                                                           ------------------

INVESTMENT COMPANY    2.7%
UNITED STATES    2.7%
Ishares Tr MSCI EAFE Index Fd                                                                      13,682          2,826,701
                                                                                                           ------------------

TOTAL LONG-TERM INVESTMENTS    96.9%
   (Cost $93,816,517)                                                                                            100,954,574

SHORT-TERM INVESTMENT    1.9%
   (Cost $1,922,000)                                                                                               1,922,000
                                                                                                           ------------------


TOTAL INVESTMENTS    98.8%
   (Cost $95,738,517)                                                                                            102,876,574

FOREIGN CURRENCY    1.0%
   (Cost $1,036,395)                                                                                               1,006,564

OTHER ASSETS IN EXCESS OF LIABILITIES    0.2%                                                                        259,414
                                                                                                           ------------------

NET ASSETS    100.0%                                                                                            $104,142,552
                                                                                                           ==================


      Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.

ADR - American Depositary Receipt

CVA - Certification Van Aandelen

Securities with total market value equal to $94,298,350 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

SUMMARY OF LONG-TERM INVESTMENTS BY INDUSTRY CLASSIFICATION (UNAUDITED)



                                                                                   Percent of Net
  Industry                                     Value                                    Assets
  -----------------------------------------------------------------------------------------------
  Diversified Banks                           $17,901,805                                  17.2%
  Pharmaceuticals                              10,209,538                                    9.8
  Integrated Oil & Gas                          8,723,316                                    8.4
  Diversified Capital Markets                   5,663,685                                    5.4
  Wireless Telecommunication Services           4,651,313                                    4.5
  Integrated Telecommunication Services         4,278,876                                    4.1
  Food Retail                                   4,208,622                                    4.0
  Packaged Foods                                3,806,524                                    3.7
  Publishing                                    3,723,390                                    3.6
  Automobile Manufacturers                      2,915,684                                    2.8
  Investment Banking & Brokerage                2,826,701                                    2.7
  Life & Health Insurance                       2,805,403                                    2.7
  Industrial Machinery                          2,763,716                                    2.7
  Office Electronics                            2,585,661                                    2.5
  Semiconductors                                1,987,555                                    1.9
  Multi-line Insurance                          1,942,463                                    1.9
  Semiconductor Equipment                       1,795,111                                    1.7
  Household Products                            1,782,625                                    1.7
  Electrical Components & Equipment             1,726,539                                    1.7
  Hotels, Resorts & Cruise Lines                1,492,673                                    1.4
  Industrial Conglomerates                      1,404,618                                    1.3
  Electric Utilities                            1,394,072                                    1.3
  Specialty Chemicals                           1,368,443                                    1.3
  Diversified Chemicals                         1,334,205                                    1.3
  Air Freight & Couriers                        1,158,269                                    1.1
  Industrial Gases                              1,122,138                                    1.1
  Property & Casualty                           1,062,768                                    1.0
  Multi-Utilities & Unregulated Power           1,048,207                                    1.0
  Regional Banks                                1,016,209                                    1.0
  Asset Management & Custody Banks                783,589                                    0.7
  Tobacco                                         757,242                                    0.7
  Real Estate Management & Development            713,614                                    0.7
                                          ---------------              -------------------------
                                             $100,954,574                                  96.9%
                                          ===============              =========================

            VAN KAMPEN TECHNOLOGY FUND

            PORTFOLIO OF INVESTMENTS MAY 31, 2005 (UNAUDITED)


                                                                            NUMBER OF
            DESCRIPTION                                                      SHARES                VALUE
            COMMON STOCKS    100.0%
            AEROSPACE & DEFENSE    5.6%
            Goodrich Corp.                                                     110,000       $      4,604,600
            Lockheed Martin Corp.                                              110,000              7,137,900
            Rockwell Collins, Inc.                                              85,000              4,198,150
                                                                                             -----------------
                                                                                                   15,940,650
                                                                                             -----------------

            APPLICATION SOFTWARE    4.7%
            Autodesk, Inc. (a)                                                 115,000              4,551,700
            Mercury Interactive Corp. (a)                                       50,000              2,256,000
            NAVTEQ Corp. (a)                                                    50,000              1,907,500
            SAP AG - ADR (Germany)                                             115,000              4,743,750
                                                                                             -----------------
                                                                                                   13,458,950
                                                                                             -----------------

            BIOTECHNOLOGY    9.0%
            Amgen, Inc. (a)                                                    115,000              7,196,700
            Genentech, Inc. (a)                                                115,000              9,113,750
            Genzyme Corp. (a)                                                  110,000              6,862,900
            MedImmune, Inc. (a)                                                100,000              2,640,000
                                                                                             -----------------
                                                                                                   25,813,350
                                                                                             -----------------

            COMMUNICATIONS EQUIPMENT    9.0%
            Cisco Systems, Inc. (a)                                            200,000              3,876,000
            Corning, Inc. (a)                                                  125,000              1,960,000
            Harris Corp.                                                       115,000              3,305,100
            Juniper Networks, Inc. (a)                                         175,000              4,487,000
            Motorola, Inc.                                                     125,000              2,171,250
            Nokia Corp. - ADR (Finland)                                        100,000              1,686,000
            QUALCOMM, Inc.                                                     115,000              4,284,900
            Scientific-Atlanta, Inc.                                           115,000              3,829,500
                                                                                             -----------------
                                                                                                   25,599,750
                                                                                             -----------------

            COMPUTER HARDWARE    8.3%
            Apple Computer, Inc. (a)                                           105,000              4,169,550
            Dell Computer Corp. (a)                                            115,000              4,587,350
            Hewlett-Packard Co.                                                115,000              2,588,650
            International Business Machines Corp.                              110,000              8,310,500
            NCR Corp. (a)                                                      110,000              4,029,300
                                                                                             -----------------
                                                                                                   23,685,350
                                                                                             -----------------

            COMPUTER STORAGE & PERIPHERALS    3.6%
            American Power Conversion Corp.                                    100,000              2,546,000
            EMC Corp. (a)                                                      125,000              1,757,500


            Network Appliance, Inc. (a)                                        100,000              2,876,000
            Storage Technology Corp. (a)                                       100,000              3,228,000
                                                                                             -----------------
                                                                                                   10,407,500
                                                                                             -----------------

            DATA PROCESSING & OUTSOURCING SERVICES    6.9%
            Automatic Data Processing, Inc.                                    110,000              4,818,000
            Computer Sciences Corp. (a)                                        110,000              5,094,100
            DST Systems, Inc. (a)                                              115,000              5,561,400
            First Data Corp.                                                   115,000              4,350,450
                                                                                             -----------------
                                                                                                   19,823,950
                                                                                             -----------------

            HEALTH CARE EQUIPMENT    6.4%
            Fisher Scientific International, Inc. (a)                           50,000              3,123,000
            Medtronic, Inc.                                                    115,000              6,181,250
            St. Jude Medical, Inc. (a)                                         115,000              4,613,800
            Stryker Corp.                                                       90,000              4,378,500
                                                                                             -----------------
                                                                                                   18,296,550
                                                                                             -----------------

            HEALTH CARE SUPPLIES    2.1%
            Millipore Corp. (a)                                                115,000              5,921,350
                                                                                             -----------------

            HOME ENTERTAINMENT SOFTWARE    2.0%
            Electronic Arts, Inc. (a)                                          110,000              5,779,400
                                                                                             -----------------

            INTERNET RETAIL    1.0%
            eBay, Inc. (a)                                                      75,000              2,850,750
                                                                                             -----------------

            INTERNET SOFTWARE & SERVICES    8.8%
            Google, Inc., Class A (a)                                           50,000             13,920,000
            Yahoo!, Inc. (a)                                                   300,000             11,160,000
                                                                                             -----------------
                                                                                                   25,080,000
                                                                                             -----------------

            IT CONSULTING & OTHER SERVICES    0.8%
            Cognizant Technology Solutions Corp., Class A (a)                   50,000              2,400,000
                                                                                             -----------------

            PHARMACEUTICALS    3.2%
            Eli Lilly & Co.                                                     35,000              2,040,500
            Johnson & Johnson                                                   55,000              3,690,500
            Pfizer, Inc.                                                        50,000              1,395,000
            Sepracor, Inc. (a)                                                  35,000              2,126,600
                                                                                             -----------------
                                                                                                    9,252,600
                                                                                             -----------------

            SEMICONDUCTOR EQUIPMENT    5.6%
            Applied Materials, Inc.                                            125,000              2,051,250
            KLA-Tencor Corp.                                                   115,000              5,222,150
            Lam Research Corp. (a)                                             125,000              3,835,000
            Novellus Systems, Inc. (a)                                         125,000              3,331,250
            Teradyne, Inc. (a)                                                 125,000              1,626,250
                                                                                             -----------------
                                                                                                   16,065,900
                                                                                             -----------------


            SEMICONDUCTORS    12.8%
            Advanced Micro Devices, Inc. (a)                                   125,000              2,050,000
            Analog Devices, Inc.                                               115,000              4,264,200
            Broadcom Corp., Class A (a)                                         65,000              2,306,850
            Cypress Semiconductor Corp. (a)                                    100,000              1,293,000
            Intel Corp.                                                        150,000              4,039,500
            Linear Technology Corp.                                            125,000              4,683,750
            Marvell Technology Group, Ltd. (Bermuda) (a)                        65,000              2,662,400
            Maxim Integrated Products, Inc.                                    115,000              4,531,000
            Micron Technology, Inc. (a)                                        125,000              1,372,500
            National Semiconductor Corp.                                       125,000              2,515,000
            Texas Instruments, Inc.                                            125,000              3,455,000
            Xilinx, Inc.                                                       125,000              3,468,750
                                                                                             -----------------
                                                                                                   36,641,950
                                                                                             -----------------

            SYSTEMS SOFTWARE    9.2%
            Adobe Systems, Inc.                                                170,000              5,620,200
            Check Point Software Technologies Ltd. (Israel) (a)                100,000              2,271,000
            Computer Associates International, Inc.                            115,000              3,136,050
            McAfee, Inc. (a)                                                   100,000              2,868,000
            Microsoft Corp.                                                    325,000              8,385,000
            Oracle Corp. (a)                                                   125,000              1,602,500
            Symantec Corp. (a)                                                 100,000              2,261,000
                                                                                             -----------------
                                                                                                   26,143,750
                                                                                             -----------------

            WIRELESS TELECOMMUNICATION SERVICES    1.0%
            Nextel Partners, Inc., Class A (a)                                 125,000              2,968,750
                                                                                             -----------------

            TOTAL LONG-TERM INVESTMENTS    100.0%
               (Cost $242,001,057)                                                                286,130,500

            REPURCHASE AGREEMENT    0.5%
            State Street Bank & Trust Co. ($1,435,000 par
            collateralized by U.S. Government obligations in a
            pooled cash account, interest rate of 2.96%, dated
            05/31/05, to be sold on 06/01/05 at $1,435,118)                                         1,435,000
                                                                                             -----------------
               (Cost $1,435,000)

            TOTAL INVESTMENTS    100.5%
               (Cost $243,436,057)                                                                287,565,500

            LIABILITIES IN EXCESS OF OTHER ASSETS    (0.5%)                                       (1,536,243)
                                                                                             -----------------

            NET ASSETS    100.0%                                                                 $286,029,257
                                                                                             =================
            Percentages are calculated as a percentage of net assets.
(a)         Non-income producing security as this stock currently
            does not declare dividends.
ADR       - American Depositary Receipt

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Equity Trust II

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 20, 2005

By: /s/ James W. Garrett
   ----------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: July 20, 2005